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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.

1.      Name and address of issuer: The Reserve Funds
                                    1250 Broadway
                                    New York, NY 10001-3701

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                        Primary Fund, U.S. Treasury Fund, U.S. Government Fund, Strategist Money-Market Fund

3.      Investment Company Act File Number:  811-2033

        Securities Act File Number: 2-36429

4 (a)   Last day of fiscal year for which this Form is filed:    May 31, 1999

4 (b)   / /    Check box if this Form is being  filed late (i.e.,  more than 90 calendar  days after the end of the issuer's fiscal year).
               (See Instruction A.2)

4 (c)   / /    Check box if this is the last time the issuer will be filing this
               Form.


Note: If the Form is being filed late, interest must be paid on the registration fee due.


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5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities sold
                during the fiscal year pursuant to section
                24(f):                                           $21,276,242,226
                                                                  --------------

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:              $20,546,774,435
                                                                  --------------

        (iii)   Aggregate price of securities redeemed or
                repurchased during any prior fiscal year
                ending no earlier than October 11, 1995 that
                were not previously used to reduce
                registration fees payable to the Commission:     $             0
                                                                  --------------

        (iv)    Total available redemption credits [add
                Items 5(ii) and 5(iii)]:                        -$20,546,774,437
                                                                  --------------

        (v)     Net sales -- if Item 5(i) is greater than
                Item 5(iv) [subtract Item 5(iv) from Item
                5(i)]:                                           $   729,467,791
                                                                  --------------

        (vi)    Redemption credits available for use in
                future years -- if Item 5(i) is less than
                Item 5(iv) [subtract Item 5(iv) from Item
                5(i)]:                                           $(____________)

        (vii)   Multiplier for determining registration fee
                (See Instruction C.9):                                 x .000278
                                                                         -------

        (i)     Registration fee due [multiply Item 5(v) by
                Item 5(vii)] (enter "0" if no fee is due):      =$    202,792.05
                                                                  --------------
                                                                  --------------

        (viii)


6.      Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________ .

7.      Interest due -- if this Form is being filed more
        than 90 days after the end of the issuer's fiscal
        year (see Instruction D):                               +$             0
                                                                  --------------


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8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:            =$    202,792.05
                                                                  --------------
                                                                  --------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: August 24, 1999.

               Method of Delivery:

                      /X/ Wire Transfer

                      / / Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jim Freisen
                             --------------------------------------------------


                             Jim Freisen, Controller
                             --------------------------------------------------


Date 8/20/99

             *Please print the name and title of the signing officer
                              below the signature.